PROPERTY AND EQUIPMENT, NET	12 Months Ended
Jun. 30, 2025
Property, Plant and Equipment [Abstract]
PROPERTY AND EQUIPMENT, NET

NOTE 6 - PROPERTY AND EQUIPMENT, NET

Property and equipment, net consisted of the following:

	As of June 30,
	2025	2024
Machinery and equipment	$372,578	$3,370,486
Transportation equipment	73,069	13,898
Office equipment	22,290	18,929
Total	467,937	3,403,313
Less: accumulated depreciation	(174,914)	(820,600)
Property and equipment, net	$293,023	$2,582,713

Depreciation expenses for the years ended June 30, 2025, 2024 and 2023 were $284,125, $328,563 and $322,737, respectively. The Company did not recognize any impairment loss for the years ended June 30, 2025, 2024 and 2023.

In May 2025, the Company sold a batch of property and equipment to a third party that could not be relocated due to the relocation of its production facility. These property and equipment have gross amount and accumulated depreciation of $3.0 million and $0.9 million, respectively. As of June 30, 2025, the Company has derecognized the carrying amount of the aforementioned assets of $2.1 million in exchange for cash consideration of $0.6 million, which resulting in a $1.5 million loss from sale of property and equipment in the consolidated statements of operations and comprehensive (loss) income.